Risk Management - Price Risk Sensitivity Analysis (Details) - 12 months ended Dec. 31, 2018 $ in Millions, $ in Millions	CLP ($)	USD ($)	CLP ($)
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to interest rate/swap yield			$ (13,242)
Most adverse stress scenario p&l impact trading book due to foreign exchange			13
Most adverse stress scenario p&l impact trading book due to options			(13)
Total amount of most adverse stress scenario p&l impact trading book			(13,242)
Maximum potential loss impact on the trading book		$ 19.0	13,000
12-Months NRFF IMPACT ACCRUAL BOOK
Impact due to inter-banking yield curve (swap yield) shock	$ (122,334)
Impact due to spreads shocks	(7,320)
Higher / (Lower) NRFF	$ (129,654)
Interest rate USD, EUR, JPY, etc. Domestic/offshore
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to interest rate/swap yield			145
Domestic/offshore interest rate spread USD, EUR, JPY
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to interest rate/swap yield			(12,762)
CLP
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to interest rate/swap yield			(683)
CLP | Derivatives
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to interest rate/swap yield			54
CLP | Bonds / Debt instruments
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to interest rate/swap yield			(737)
CLF
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to interest rate/swap yield			58
CLF | Derivatives
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to interest rate/swap yield			84
CLF | Bonds / Debt instruments
Most Adverse Stress Scenario p&L Impact Trading Book
Most adverse stress scenario p&l impact trading book due to interest rate/swap yield			$ (26)
Due within 1 year | CLP | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	4
Due within 1 year | CLP | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	20
Due within 1 year | CLF | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(26)
Due within 1 year | CLF | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(10)
Due within 1 year | USD | Interest rate USD, EUR, JPY, etc. Domestic/offshore
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	7
Due within 1 year | USD | Domestic/offshore interest rate spread USD, EUR, JPY
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	301
Over 1 year | CLP | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	7
Over 1 year | CLP | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	19
Over 1 year | CLF | Derivatives
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(6)
Over 1 year | CLF | Bonds / Debt instruments
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	(18)
Over 1 year | USD | Interest rate USD, EUR, JPY, etc. Domestic/offshore
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	5
Over 1 year | USD | Domestic/offshore interest rate spread USD, EUR, JPY
Adverse scenario market factors fluctuations
Reasonably possible increase (decrease) in risk assumption (bps)	34